Change in the scope of consolidation (Details Text) - BRL (R$)	Dec. 31, 2017	Dec. 31, 2016	Mar. 10, 2016	Dec. 31, 2015	Aug. 31, 2015
Sale Of Santander Securities Services Brasil Dtvm Sa [Abstract]
Sale amount					R$ 859,000
Gain on the transaction					R$ 750,550
Investment in Super Pagamentos e Administração de Meios Eletrônicos Ltda. (“Super Pagamentos”)
Acquisition option amount			R$ 113,000
Put option - financial liabilities recognized
Put option - financial liabilities recognized	R$ 484,000	R$ 307,000		R$ 307,000
Commitment accounted in shareholder's equity	67,000	0		0
Commitment accounted in non-controlling interest	240,000	0		0
Tax credit recognized	71,000	0		0
Expense	R$ 177,000	R$ 0		R$ 0